LOANS (Details 9) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 3,472	$ 3,776
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	2,565	2,735
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	381	444
Non residential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	526	529
Commercial Non-mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Outstanding balance	$ 0	$ 68